Filed pursuant to Rule 497(e)
File Nos. 333-258648; 811-23724

CROMWELL CENTERSQUARE REAL ESTATE FUND
Investor Class (MRESX)
Institutional Class (MRASX)

CROMWELL LONG SHORT FUND
Investor Class (MFADX)
Institutional Class (MFLDX)

CROMWELL TRAN SUSTAINABLE FOCUS FUND
Investor Class (LIMAX)
Institutional Class (LIMIX)

CROMWELL FORESIGHT GLOBAL SUSTAINABLE INFRASTRUCTURE FUND
Investor Class (CFGVX)
Institutional Class (CFGIX)

CROMWELL GREENSPRING MID CAP FUND
Investor Class (GRNPX)
Institutional Class (GRSPX)

(together, the “Funds”)
a series of Total Fund Solution Trust (the “Trust”)

Supplement dated July 2, 2024, to the
Statement of Additional Information (“SAI”) dated April 30, 2024

THIS SUPPLEMENT REPLACES AND SUPERCEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUNDS’ SAI.

Effective June 27, 2024, Michael J. Weckwerth resigned from his role as President of the Trust. At a meeting held on June 27, 2024, the Board of Trustees of the Trust appointed Stephen E. Baird as the new President of the Trust, effective June 27, 2024.

Accordingly, the Trustees and Officers table in the section entitled “Management of the Funds” beginning on page 89 of the Funds’ SAI is hereby deleted and replaced with the following:
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Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
R. Alastair Short 615 E. Michigan Street Milwaukee, WI 53202 Year of Birth: 1953	Trustee Chairman	Indefinite Term; Since September 2021 Indefinite Term: Since July 2024	6	President, Apex Capital Corporation (personal investment vehicle).	Independent Director of Contingency Capital LLC (a multi-product asset manager that sponsors and manages litigation finance related investment funds) from 2021 to present; Trustee, VanEck Funds (mutual fund, 13 series) from 2004 to present; Trustee, VanEck Vectors ETF Trust (mutual fund, 98 series) from 2006 to present; Trustee, VanEck VIP Trust (mutual fund, 7 series) from 2004 to present; Chairman and Independent Director, EULAV Asset Management; Trustee, Kenyon Review; Trustee, Children’s Village.

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Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Thomas F. Mann 615 E. Michigan Street Milwaukee, WI 53202 Year of Birth: 1950	Trustee	Indefinite Term; Since September 2021	6	Private Investor (2012 to present).	Trustee, Trust for Advisor Solutions/ Hatteras Alternative Mutual Funds Trust (mutual fund) from 2002 to 2019; Hatteras Closed End Core Institutional Funds (2009-Present).
Sanjeev Handa 615 E. Michigan Street Milwaukee, WI 53202 Year of Birth: 1961	Trustee	Indefinite Term; Since June 2023	6	Managing Member, Old Orchard Lane, LLC (2014-present); Adjunct Professor of Finance, Fairfield University (2020-present).	Independent Trustee, Vertical Capital Income Fund from 2023 to present; Independent Trustee, Alti Private Equity Access Fund from February 2023 to May 2023; Advisory Board Member, White Oak Partners (a company that invests in multi family real estate) from 2021 to present; Independent Director, OHA CLO Enhanced Equity II Genpar LLP (general partner of a fund that packages bank loans into collateralized loan obligations) from 2021 to present; Independent Trustee of Carlyle Tactical Private Credit Fund from 2018 to present, and Independent Trustee of Carlyle Credit Income Fund from July 2023 to present.
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Interested Trustee and Officers
Michael J. Weckwerth 615 E. Michigan Street Milwaukee, WI 53202 Year of Birth: 1973	Trustee	Indefinite Term; Since September 2021	6	Senior Vice President, U.S. Bank Global Fund Services (1996 - June 2024).	Chairman and Interested Trustee, Trust for Advisor Solutions/ Hatteras Alternative Mutual Funds Trust (mutual fund) from 2016 to 2018.
Stephen E. Baird 615 E. Michigan Street Milwaukee, WI 53202 Year of Birth: 1983	President	Indefinite Term: Since July 2024	N/A	Chief Operating Officer, Cromwell Investment Advisors, LLC Funds (2021 - present); Senior Vice President, Harborside Group (marketing firm for financial advisors) (2015-present).	N/A
Elaine E. Richards c/o U.S. Bank Global Fund Services 615 E. Michigan Street Milwaukee, WI 53202 Year of Birth: 1968	Secretary and Vice President	Indefinite Term; Since September 2021	N/A	Senior Vice President, U.S. Bank Global Fund Services (2007 - present).	N/A
Kyle L. Kroken c/o U.S. Bank Global Fund Services 615 E. Michigan Street Milwaukee, WI 53202 Year of Birth: 1986	Treasurer and Vice President	Indefinite Term; Since November 2022	N/A	Vice President, U.S. Bank Global Fund Services (2009-present).	N/A
Gazala Khan c/o U.S. Bank Global Fund Services 615 E. Michigan Street Milwaukee, WI 53202 Year of Birth: 1969	Chief Compliance Officer, Anti-Money Laundering Officer and Senior Vice President	Indefinite Term; Since July 2023	N/A	Senior Vice President and Compliance Officer, U.S. Bank Global Fund Services since July 2022; Chief Compliance Officer Matthews Asia Fund (May 2019-July 2022); Chief Compliance Officer GS Trust/VIT (June 2009-May 2019).	N/A

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Please retain this supplement with your Statement of Additional Information
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Filed pursuant to Rule 497(e)
File Nos. 333-258648; 811-23724

CROMWELL SUSTAINABLE BALANCED FUND
Investor Class (CSBNX)
Institutional Class (CSBIX)

(the “Fund”)
a series of Total Fund Solution Trust (the “Trust”)

Supplement dated July 2, 2024, to the
Statement of Additional Information (“SAI”) dated December 27, 2023

THIS SUPPLEMENT REPLACES AND SUPERCEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND’S SAI.

Effective June 27, 2024, Michael J. Weckwerth resigned from his role as President of the Trust. At a meeting held on June 27, 2024, the Board of Trustees of the Trust appointed Stephen E. Baird as the new President of the Trust, effective June 27, 2024.

Accordingly, the Trustees and Officers table in the section entitled “Management of the Fund” beginning on page 61 of the Fund’s SAI is hereby deleted and replaced with the following:

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
R. Alastair Short 615 E. Michigan Street Milwaukee, WI 53202 Year of Birth: 1953	Trustee Chairman	Indefinite Term; Since September 2021 Indefinite Term: Since July 2024	6	President, Apex Capital Corporation (personal investment vehicle).	Independent Director of Contingency Capital LLC (a multi-product asset manager that sponsors and manages litigation finance related investment funds) from 2021 to present; Trustee, VanEck Funds (mutual fund, 13 series) from 2004 to present; Trustee, VanEck Vectors ETF Trust (mutual fund, 98 series) from 2006 to present; Trustee, VanEck VIP Trust (mutual fund, 7 series) from 2004 to present; Chairman and Independent Director, EULAV Asset Management; Trustee, Kenyon Review; Trustee, Children’s Village.

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Thomas F. Mann 615 E. Michigan Street Milwaukee, WI 53202 Year of Birth: 1950	Trustee	Indefinite Term; Since September 2021	6	Private Investor (2012 to present).	Trustee, Trust for Advisor Solutions/ Hatteras Alternative Mutual Funds Trust (mutual fund) from 2002 to 2019; Hatteras Closed End Core Institutional Funds (2009-Present).
Sanjeev Handa 615 E. Michigan Street Milwaukee, WI 53202 Year of Birth: 1961	Trustee	Indefinite Term; Since June 2023	6	Managing Member, Old Orchard Lane, LLC (2014-present); Adjunct Professor of Finance, Fairfield University (2020-present).	Independent Trustee, Vertical Capital Income Fund from 2023 to present; Independent Trustee, Alti Private Equity Access Fund from February 2023 to May 2023; Advisory Board Member, White Oak Partners (a company that invests in multi family real estate) from 2021 to present; Independent Director, OHA CLO Enhanced Equity II Genpar LLP (general partner of a fund that packages bank loans into collateralized loan obligations) from 2021 to present; Independent Trustee of Carlyle Tactical Private Credit Fund from 2018 to present, and Independent Trustee of Carlyle Credit Income Fund from July 2023 to present.

Interested Trustee and Officers
Michael J. Weckwerth 615 E. Michigan Street Milwaukee, WI 53202 Year of Birth: 1973	Trustee	Indefinite Term; Since September 2021	6	Senior Vice President, U.S. Bank Global Fund Services (1996 - June 2024).	Chairman and Interested Trustee, Trust for Advisor Solutions/ Hatteras Alternative Mutual Funds Trust (mutual fund) from 2016 to 2018.
Stephen E. Baird 615 E. Michigan Street Milwaukee, WI 53202 Year of Birth: 1983	President	Indefinite Term: Since July 2024	N/A	Chief Operating Officer, Cromwell Investment Advisors, LLC Funds (2021 - present); Senior Vice President, Harborside Group (marketing firm for financial advisors) (2015-present).	N/A
Elaine E. Richards c/o U.S. Bank Global Fund Services 615 E. Michigan Street Milwaukee, WI 53202 Year of Birth: 1968	Secretary and Vice President	Indefinite Term; Since September 2021	N/A	Senior Vice President, U.S. Bank Global Fund Services (2007 - present).	N/A
Kyle L. Kroken c/o U.S. Bank Global Fund Services 615 E. Michigan Street Milwaukee, WI 53202 Year of Birth: 1986	Treasurer and Vice President	Indefinite Term; Since November 2022	N/A	Vice President, U.S. Bank Global Fund Services (2009-present).	N/A
Gazala Khan c/o U.S. Bank Global Fund Services 615 E. Michigan Street Milwaukee, WI 53202 Year of Birth: 1969	Chief Compliance Officer, Anti-Money Laundering Officer and Senior Vice President	Indefinite Term; Since July 2023	N/A	Senior Vice President and Compliance Officer, U.S. Bank Global Fund Services since July 2022; Chief Compliance Officer Matthews Asia Fund (May 2019-July 2022); Chief Compliance Officer GS Trust/VIT (June 2009-May 2019).	N/A

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Please retain this supplement with your Statement of Additional Information